FINANCIAL INSTRUMENTS & RISK MANAGEMENT - Sensitivity Analysis of Market Risk (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Increase (decrease) in earnings due to reasonably possible increase in price	$ (30)
Increase (decrease) in earnings due to reasonably possible decrease in price	30
Crude Oil
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price	(39)
Value of reasonably possible decrease in price	39
Natural Gas
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price	11
Value of reasonably possible decrease in price	(11)
Liquids (bpd)
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Value of reasonably possible increase in price	(34)
Value of reasonably possible decrease in price	$ 34